Class A Ordinary Shares Subject to Possible Redemption - Schedule Of Reconciliation Of Ordinary Shares Subject To Possible Redemption (Detail) - USD ($)	3 Months Ended				9 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2021
Less [Abstract]
Fair value of Public Warrants at issuance	$ 939,630			$ 3,758,500	$ (6,264,170)
Plus [Abstract]
Accretion on Class A ordinary shares subject to possible redemption amount		$ 196,307	$ 266,102
Common Class A [Member] | Class A Ordinary Shares Subject to Possible Redemption [Member]
Ordinary Shares Subject To Possible Redemption [Line Items]
Gross proceeds	373,750,000,000				373,750,000,000
Less [Abstract]
Fair value of Public Warrants at issuance					(14,015,630,000)
Offering costs allocated to Class A ordinary shares subject to possible redemption					(19,939,990,000)
Plus [Abstract]
Accretion on Class A ordinary shares subject to possible redemption amount					33,955,620,000
Class A ordinary shares subject to possible redemption	$ 373,750,000,000				$ 373,750,000,000